Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Voyage Expenses and Vessel Operating Expenses

12.       Voyage Expenses and Vessel Operating Expenses

Voyage expenses and vessel operating expenses in the consolidated statements of comprehensive income/(loss) consisted of the following:

Voyage expenses consisted of:

	For the year ended December 31,
	2025	2024	2023
Commissions	570	446	397
Bunkers expenses	1,415	1,018	3,083
Other voyage expenses	229	341	456
Total	2,214	1,805	3,936

Vessel operating expenses consisted of:

	For the year ended December 31,
	2025	2024	2023
Crew wages and related costs	10,312	8,090	8,259
Insurance	1,114	1,014	1,176
Spares, repairs and maintenance	2,983	1,877	2,981
Lubricants	1,152	925	912
Stores	2,067	1,914	2,325
Other	611	522	437
Total	18,239	14,342	16,090